STOCKHOLDERS' EQUITY (Details)	Dec. 02, 2021 $ / shares shares	Oct. 04, 2021	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred stock authorized			10,000,000
Preferred stock, par value | $ / shares			$ 0.0001
Preferred stock issued			0
Preferred stock outstanding			0
Foresight Acquisition Corp
Class of Stock [Line Items]
Preferred stock authorized	1,000,000				1,000,000
Preferred stock, par value | $ / shares	$ 0.0001				$ 0.0001
Preferred stock issued	0				0
Preferred stock outstanding	0				0
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized			800,000,000	800,000,000
Common stock par or stated value per share | $ / shares			$ 0.0001	$ 0.0001
Common stock shares issued			41,578,890	41,578,890
Common stock shares outstanding			41,578,890	41,578,890
Common Class A [Member] | Foresight Acquisition Corp
Class of Stock [Line Items]
Common stock shares authorized	200,000,000				200,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001				$ 0.0001
Common Stock Voting Rights	one vote for each share
Common stock shares issued	832,500				7,906,250
Common stock shares outstanding	832,500				7,906,250
Conversion ratio		0.01
Class B common stock | Foresight Acquisition Corp
Class of Stock [Line Items]
Common stock shares authorized	20,000,000				20,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001				$ 0.0001
Common stock shares issued	7,906,250				7,906,250
Common stock shares outstanding	7,906,250				7,906,250